WARRANTS - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands		6 Months Ended	12 Months Ended
	Sep. 18, 2025	Jun. 30, 2026	Dec. 31, 2025	Apr. 24, 2025
Class of Warrant or Right [Line Items]
Payments for purchases from prior sponsor	$ 7,400
Business combination days		30 days	30 days
Written notice of redemption term		30 days	30 days
Trading days		20 days	20 days
Share Price		$ 10.05	$ 10.05
Percentage of equity proceeds		60.00%	60.00%
Redemption trigger price		$ 18	$ 18
Minimum
Class of Warrant or Right [Line Items]
Trading days		10 days	10 days
Percentage of market value		115.00%	115.00%
Maximum
Class of Warrant or Right [Line Items]
Trading days		20 days	20 days
Percentage of market value		180.00%	180.00%
Class A Ordinary Shares
Class of Warrant or Right [Line Items]
Business combination days		60 days	60 days
Warrant price (in Dollars per share)		$ 18	$ 18	$ 11.5
Class B Ordinary Shares
Class of Warrant or Right [Line Items]
Purchase of shares by new sponsor from prior sponsor	7,500,000
Public Warrants
Class of Warrant or Right [Line Items]
Warrants outstanding (in Shares)		11,250,000	11,250,000	11,250,000
Warrant terms		5 years	5 years
Warrant price (in Dollars per share)		$ 9.2	$ 9.2
Public Warrants | Class A Ordinary Shares
Class of Warrant or Right [Line Items]
Warrant price (in Dollars per share)		0.01	0.01
Warrant
Class of Warrant or Right [Line Items]
Warrant price (in Dollars per share)		1	1
Warrant | Class A Ordinary Shares
Class of Warrant or Right [Line Items]
Share Price		$ 9.2	$ 9.2
Private Placement Warrants
Class of Warrant or Right [Line Items]
Warrants outstanding (in Shares)		7,568,750	7,568,750	7,568,750
Purchase of shares by new sponsor from prior sponsor	4,700,000
Number of warrants purchased by new sponsor from prior sponsor	4,700,000		4,100,000
NMSI Private Placement Warrants
Class of Warrant or Right [Line Items]
Warrants outstanding (in Shares)		4,100,000	4,100,000	4,100,000
Purchase of shares by new sponsor from prior sponsor	4,100,000
Number of warrants purchased by new sponsor from prior sponsor	4,100,000
IPO
Class of Warrant or Right [Line Items]
Warrants outstanding (in Shares)		18,818,750	18,818,750	18,818,750
Share Price		$ 10.05	$ 10.05